Average Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2040 Fund	May 30, 2024
Fidelity Freedom Index 2040 Fund - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	19.37%
Past 5 years	10.68%
Past 10 years	7.88%
Fidelity Freedom Index 2040 Fund - Investor Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	18.73%
Past 5 years	9.31%
Past 10 years	6.88%
Fidelity Freedom Index 2040 Fund - Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.77%
Past 5 years	8.19%
Past 10 years	6.12%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1907
Average Annual Return:
Past 1 year	19.58%
Past 5 years	10.86%
Past 10 years	8.03%